RECLAMATION PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclamation Provision
Balance at beginning of the year	$ 6,962,911	$ 4,369,486
Changes in estimates	3,900,447	2,517,928
Unwinding of discount	248,267	214,787
Effect of movements in exchange rates	526,532	(139,290)
Balance at end of the year	$ 11,638,157	$ 6,962,911